Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.29600%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,929,571.00

Principal:
Principal Collections	$22,914,442.97
Prepayments in Full	$13,996,166.60
Liquidation Proceeds	$501,204.02
Recoveries	$92,484.45
Sub Total	$37,504,298.04
Collections	$39,433,869.04

Purchase Amounts:
Purchase Amounts Related to Principal	$209,714.10
Purchase Amounts Related to Interest	$1,155.02
Sub Total	$210,869.12

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,644,738.16

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	17
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,644,738.16
Servicing Fee	$669,761.40	$669,761.40	$0.00	$0.00	$38,974,976.76
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,974,976.76
Interest - Class A-2a Notes	$103,634.79	$103,634.79	$0.00	$0.00	$38,871,341.97
Interest - Class A-2b Notes	$3,536.45	$3,536.45	$0.00	$0.00	$38,867,805.52
Interest - Class A-3 Notes	$673,932.42	$673,932.42	$0.00	$0.00	$38,193,873.10
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$37,983,197.52
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,983,197.52
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$37,913,120.52
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,913,120.52
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$37,863,770.52
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,863,770.52
Regular Principal Payment	$34,755,961.73	$34,755,961.73	$0.00	$0.00	$3,107,808.79
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,107,808.79
Residual Released to Depositor	$0.00	$3,107,808.79	$0.00	$0.00	$0.00
Total		$39,644,738.16

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,755,961.73
Total					$34,755,961.73

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$28,730,030.97	$80.35	$103,634.79	$0.29	$28,833,665.76	$80.64
Class A-2b Notes	$6,025,930.76	$80.35	$3,536.45	$0.05	$6,029,467.21	$80.40
Class A-3 Notes	$0.00	$0.00	$673,932.42	$1.56	$673,932.42	$1.56
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$34,755,961.73	$26.41	$1,111,206.24	$0.84	$35,867,167.97	$27.25

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$66,149,864.34	0.1849932	$37,419,833.37	0.1046474
Class A-2b Notes	$13,874,489.14	0.1849932	$7,848,558.38	0.1046474
Class A-3 Notes	$432,470,000.00	1.0000000	$432,470,000.00	1.0000000
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$709,284,353.48	0.5390149	$674,528,391.75	0.5126024

Pool Information
Weighted Average APR	2.752%	2.736%
Weighted Average Remaining Term	44.44	43.64
Number of Receivables Outstanding	35,741	34,695
Pool Balance	$803,713,680.35	$765,825,950.20
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$744,368,261.76	$709,043,984.07
Pool Factor	0.5640891	0.5374974

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$56,781,966.13
Targeted Overcollateralization Amount	$91,297,558.45
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$91,297,558.45

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		71	$266,202.46
(Recoveries)		36	$92,484.45
Net Loss for Current Collection Period			$173,718.01
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2594%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6832%
Second Prior Collection Period			0.4383%
Prior Collection Period			0.5522%
Current Collection Period			0.2656%
Four Month Average (Current and Prior Three Collection Periods)			0.4848%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,591	$4,987,629.30
(Cumulative Recoveries)			$586,261.59
Cumulative Net Loss for All Collection Periods			$4,401,367.71
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3089%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,134.90
Average Net Loss for Receivables that have experienced a Realized Loss			$2,766.42

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.57%	167	$4,377,739.51
61-90 Days Delinquent	0.05%	16	$414,534.13
91-120 Days Delinquent	0.00%	1	$23,835.11
Over 120 Days Delinquent	0.03%	8	$234,992.65
Total Delinquent Receivables	0.66%	192	$5,051,101.40

Repossession Inventory:
Repossessed in the Current Collection Period		20	$506,947.74
Total Repossessed Inventory		37	$1,199,976.67

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1261%
Prior Collection Period			0.0979%
Current Collection Period			0.0721%
Three Month Average			0.0987%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0879%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	17

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	107	$3,128,232.72
2 Months Extended	145	$4,520,264.70
3+ Months Extended	20	$548,429.62

Total Receivables Extended	272	$8,196,927.04

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer